Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	$ 130,141,014	$ 305,585,949
Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	56,594,763	93,786,602
Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	34,855,466	49,053,096
Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	12,560,015	72,489,852
More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	$ 26,130,770	$ 90,256,399